Organization and principal activities (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Wuhan Chutian Investment Holdings Co. Ltd [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital	$ 3,000,000
Group's Effective Interest	100.00%	100.00%
Principal Activities	Investment holding
Held By A Subsidiary	100.00%	100.00%
True Silver Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital	$ 50,000
Group's Effective Interest	100.00%	100.00%
Held By Company	100.00%	100.00%
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 10,000
Group's Effective Interest	100.00%	100.00%
Principal Activities	Investment holding
Held By A Subsidiary	100.00%	100.00%
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Issued And Fully Paid Up Capital		$ 450,000,000
Group's Effective Interest	80.00%	80.00%
Principal Activities	Microfinance lender
Held By A Subsidiary	80.00%	80.00%